POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 1, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Effective April 30, 2012, the NASDAQ OMX Group, Inc. replaced the Halter Financial Group, Inc. as the index provider for the Halter USX China IndexSM (the "Underlying Index"), the underlying index of the PowerShares Golden Dragon Halter USX China Portfolio (the "Fund"). Also effective April 30, 2012, the name of the Fund changed to the PowerShares Golden Dragon China Portfolio.

Effective June 15, 2012, the name of the Underlying Index will change to the NASDAQ Golden Dragon China Index. Also effective June 15, 2012, the methodology by which the Underlying Index is formulated will change.

As of April 30, 2012, the Prospectus is changed as follows:

•  All references to PowerShares Golden Dragon Halter USX China Portfolio are deleted and replaced with PowerShares Golden Dragon China Portfolio.

•  All references to Halter Financial Group, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

•  The fifth paragraph on page 113 under the section "Index Providers" is deleted and replaced with the following:

NASDAQ OMX Group, Inc. is the Index Provider for PowerShares Golden Dragon China Portfolio. NASDAQ OMX Group, Inc. is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX Group, Inc. to use the Underlying Index. PowerShares Golden Dragon China Portfolio is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

•  The fourth sentence of the first paragraph on page 115 under the section titled "Disclaimers" is deleted and replaced with the following:

The Halter USX China IndexSM has been licensed for use for certain purposes by the Adviser.

•  The second paragraph on page 115 under the section titled "Disclaimers" is deleted and replaced with the following:

None of the Funds are sponsored, endorsed, sold or promoted by ISBC, Cleantech, Dorsey Wright, Red Rocks, Lux, Morningstar, S&P, NASDAQ OMX Group, WilderShares or WilderHill, as the case may be, and none of ISBC, Cleantech, Dorsey Wright, Red Rocks, Lux, Morningstar, S&P, NASDAQ OMX Group, WilderShares or WilderHill makes any representation regarding the advisability of investing in Shares of these Funds.

•  The second full paragraph on page 117 under the section "Disclaimers" is deleted and replaced with the following:

PowerShares Golden Dragon China Portfolio is not sponsored, endorsed, sold or promoted by the NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, PowerShares Golden Dragon China Portfolio. The Corporations make no representation or warranty, express or implied to the owners of PowerShares Golden Dragon China Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Golden Dragon China Portfolio particularly, or the ability of the Halter USX China IndexSM to track general stock market performance. The Corporations' only relationship to the Adviser is in the licensing of the NASDAQ®, and Halter USX China IndexSM trade/service marks, and certain trade names of the Corporations and the use of the Halter USX China IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to the Adviser or PowerShares Golden Dragon China Portfolio. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of PowerShares Golden Dragon China Portfolio into consideration in determining, composing or calculating the Halter USX China IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of PowerShares Golden Dragon China Portfolio to be issued or in the determination or calculation of the equation by which PowerShares Golden Dragon China Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of PowerShares Golden Dragon China Portfolio. "NASDAQ®" is a registered trademark and is used under license.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE HALTER USX CHINA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY,

EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF POWERSHARES GOLDEN DRAGON CHINA PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE HALTER USX CHINA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE HALTER USX CHINA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

On June 15, 2012, the Prospectus will be changed as follows:

•  All references to Halter USX China IndexSM are deleted and replaced with NASDAQ Golden Dragon China Index.

•  On page 25, the first paragraph under the section titled "PowerShares Golden Dragon China Portfolio—Summary Information—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund generally will invest at least 80% of its total assets in equity securities of companies deriving a majority of their revenues from the People's Republic of China. The Fund generally will invest at least 90% of its total assets in equity securities that comprise the Underlying Index. The Underlying Index is composed of securities of U.S. exchange-listed companies that are headquartered or incorporated in the People's Republic of China. Strictly in accordance with its existing guidelines and mandated procedures, NASDAQ OMX Group, Inc. (the "Index Provider") includes securities in the Underlying Index to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-listed securities. Securities in the Underlying Index have a minimum market capitalization of $100 million and a minimum three-month average daily dollar trading volume of $250,000, and may include common stocks, ordinary shares, American depositary receipts ("ADRs"), shares of beneficial interest, limited partnership interests or tracking stocks.

•  The table on page 28 under the section "PowerShares Golden Dragon China Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2010" is hereby deleted and replaced with the following:

	One Year	Five Years	Since Inception (12/09/04)
Return Before Taxes	11.32%	15.01%	11.53%
Return After Taxes on Distributions	11.04%	14.65%	11.17%
Return After Taxes on Distributions and Sale of Fund Shares	7.35%	12.98%	9.91%
MSCI China Index (reflects no deduction for fees, expenses or taxes)	4.63%	20.48%	19.70%
FTSE/Xinhua China Index (reflects no deduction for fees, expenses or taxes)	0.10%	15.51%	14.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.25%
NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes) (1)	12.31%	15.73%	12.24%

(1) Prior to June 15, 2012, the NASDAQ Golden Dragon China Index was named the Halter USX China IndexSM.

•  Beginning on page 68, the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—Halter USX China IndexSM" is hereby deleted and replaced with the following:

NASDAQ Golden Dragon China Index

To be eligible for inclusion in the Underlying Index for PowerShares Golden Dragon China Portfolio, a security must be issued by a company headquartered or incorporated in the People's Republic of China, listed on the NASDAQ, the NYSE, or NYSE Amex, have a market capitalization greater than $100 million and have a minimum three-month average daily dollar trading volume of $250,000. The Index Provider will not include securities of issuers that have entered into a definitive agreement or other arrangement which would likely result in the security no longer being index-eligible, issuers that are currently in bankruptcy proceedings or issuers that have annual financial statements with an audit opinion that is currently withdrawn. The security types eligible for inclusion in the Underlying Index include common stocks, ordinary shares, ADRs, shares of beneficial interest or limited partnership interests and tracking stocks. Security types not eligible for inclusion in the Underlying Index are closed-end funds, convertible debentures, exchange traded funds, preferred stocks, rights, warrants, units and other derivative securities.

The Index Provider calculates the Underlying Index's composition using a modified market capitalization-weighting methodology. The value of the Underlying Index equals the aggregate value of the Underlying Index share weights ("Index Shares") of each of the securities in the Underlying Index (each an "Index

Security" and together "Index Securities") multiplied by each such security's last sale price, and divided by the divisor of the Underlying Index. The divisor serves the purpose of scaling such aggregate index value to a lower order of magnitude which is more desirable for reporting purposes. If trading in an Index Security is halted on its primary listing market, the most recent last sale price for that security is used for all index computations until trading on such market resumes. Likewise, the most recent last sale price is used if trading in a security is halted on its primary listing market before the market is open. The divisor was initially determined to yield a benchmark value of 2,500.00 at the close of trading on September 30, 2003.

The formula for index value is as follows: Aggregate Adjusted Market Value divided by the divisor. The formula for the divisor is as follows: Market Value after Adjustments divided by Market Value before Adjustments, the result of which is multiplied by the before Adjustments.

Two versions of the Underlying Index are calculated—a price return index and a total return index. The price return index ordinarily is calculated without regard to cash dividends on Index Securities. The total return index reinvests cash dividends on the ex-date. Both indexes reinvest extraordinary cash distributions.

The Index Provider makes adjustments on the ex-date to reflect changes in the price or Index Shares driven by corporate events such as stock dividends, stock splits and certain spin-offs and rights issuances. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 10%, the Index Provider makes the adjustment as soon as practicable. If the change in total shares outstanding is less than 10%, the Index Provider accumulates all such changes and makes them effective simultaneously on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. The Index Provider derives Index Shares from the security's total shares outstanding. The Index Provider adjusts the Index Shares by the same percentage amount by which the total shares outstanding have changed.

In the case of a special cash dividend, the Index Provider makes a determination on an individual basis whether to make a change to the price of an Index Security in accordance with its dividend policy. If the Index Provider determines that a change will be made, it will become effective on the ex-date.

Ordinarily, whenever there is a change in Index Shares, a change in an Index Security, or a change to the price of an Index Security due to spin-offs, rights issuances or special cash dividends, the Index Provider adjusts the divisor to ensure that there is no discontinuity in the value of the Index which might otherwise be caused by any such change. All changes are announced in advance and are reflected in the Underlying Index prior to market open on the Underlying Index effective date.

The Underlying Index employs a modified market capitalization-weighting methodology. At each quarter, the Index Provider rebalances the Underlying Index such that the maximum weight of any Index Security does not exceed 8% and no more than five securities are at that cap. The Index Provider distributes the excess weight of any capped security proportionally across the remaining Index Securities. If, after redistribution, any of the five highest ranked Index Securities are weighted below 8%, these securities are not capped. Next, any remaining Index Securities in excess of 4% are capped at 4% and the excess weight is redistributed proportionally across the remaining Index Securities. The Index Provider repeats the process, if necessary, to derive the final weights.

The Index Provider applies a modified market capitalization-weighting methodology to the capitalization of each Index Security, using the last sale price of the security at the close of trading on the last trading day in February, May, August and November and after applying quarterly changes to the total shares outstanding. The Index Provider then calculates Index Shares by multiplying the weight of the security derived above by the new market value of the Underlying Index and dividing the modified market capitalization for each Index Security by its corresponding last sale price. The changes are effective after trading on the third Friday in March, June, September and December.

Please Retain This Supplement For Future Reference.

P-PS-PRO-4 SUP-3 050112

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 1, 2012 TO THE STATEMENT
OF ADDITIONAL INFORMATION DATED AUGUST 31, 2011

Effective April 30, 2012, the NASDAQ OMX Group, Inc. replaced the Halter Financial Group, Inc. as the index provider for the Halter USX China IndexSM (the "Underlying Index"), the underlying index of the PowerShares Golden Dragon Halter USX China Portfolio (the "Fund"). Also effective April 30, 2012, the name of the Fund changed to the PowerShares Golden Dragon China Portfolio.

Effective June 15, 2012, the name of the Underlying Index will change to the NASDAQ Golden Dragon China Index. Also effective June 15, 2012, the methodology by which the Underlying Index is formulated will change.

As of April 30, 2012, the Statement of Additional Information is changed as follows:

•  All references to PowerShares Golden Dragon Halter USX China Portfolio are deleted and replaced with PowerShares Golden Dragon China Portfolio.

•  All references to Halter Financial Group, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

•  The fourth and fifth full paragraphs on page 65 under the section titled "Management—Disclaimers" are deleted and replaced with the following:

The only relationship that NASDAQ OMX Group, Inc. ("NASDAQ OMX Group") has with the Adviser or Distributor of PowerShares Golden Dragon China Portfolio in connection with the Fund is that NASDAQ OMX Group has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Golden Dragon China Portfolio. NASDAQ OMX Group has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Golden Dragon China Portfolio into consideration in the determination and calculation of the Underlying Index. NASDAQ OMX Group is not responsible for and has not participated in the determination of pricing or calculation of the asset value of PowerShares Golden Dragon China Portfolio. NASDAQ OMX Group does not have any obligation or liability in connection with the administration, marketing or trading of PowerShares Golden Dragon China Portfolio.

PowerShares Golden Dragon China Portfolio is not sponsored, endorsed, sold or promoted by the NASDAQ OMX Group or its affiliates (NASDAQ OMX Group, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, PowerShares Golden Dragon China Portfolio. The Corporations make no representation or warranty, express or implied to the owners of PowerShares Golden Dragon China Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Golden Dragon China Portfolio particularly, or the ability of the Halter USX China IndexSM to track general stock market performance. The Corporations' only relationship to the Adviser ("Licensee") is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, Halter USX China IndexSM trade/service marks, and certain trade names of the Corporations and the use of the Halter USX China IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or PowerShares Golden Dragon China Portfolio. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of PowerShares Golden Dragon China Portfolio into consideration in determining, composing or calculating the Halter USX China IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of PowerShares Golden Dragon China Portfolio to be issued or in the determination or calculation of the equation by which PowerShares Golden Dragon China Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of PowerShares Golden Dragon China Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE HALTER USX CHINA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF POWERSHARES GOLDEN DRAGON CHINA PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE HALTER USX CHINA INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE HALTER USX CHINA INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationships that Mergent® has with the Adviser or Distributor of PowerShares Buyback AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio or PowerShares International Dividend AchieversTM Portfolio in connection with the Funds are that Mergent® has licensed certain of its intellectual property, including the determination of the component stocks of each applicable Underlying Index and the name of the Underlying Index. Each Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the respective Fund. Mergent® has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the applicable Underlying Index. Mergent® is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the

Funds or in the determination or calculation of the asset value of the Funds. Mergent® has no obligation or liability in connection with the administration, marketing or trading of the Funds.

MERGENT® SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. MERGENT® MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. MERGENT® DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERGENT® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF MERGENT® IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

On June 15, 2012, the Statement of Additional Information will change as follows:

•  All references to Halter USX China IndexSM are deleted and replaced with NASDAQ Golden Dragon China Index.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-3 050112